CASH AND BANK BALANCES (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CASH AND BANK BALANCES
	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Cash at banks	1,927	1,047

SCHEDULE OF CASH AND BANK BALANCES THAT ARE DENOMINATED IN VARIOUS CURRENCIES

Cash and bank balances are denominated in the following currencies:

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Renminbi	1,317	700
Hong Kong dollar	1	*
US dollars	609	347
Total	1,927	1,047

*	Amount is less than USD1,000.